Shareholder Report, Holdings (Details)	Aug. 31, 2025
Schwab U.S. REIT ETF | Prologic, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Schwab U.S. REIT ETF | Weltower, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Schwab U.S. REIT ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab U.S. REIT ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. REIT ETF | Digital Reality Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. REIT ETF | Reality Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. REIT ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab U.S. REIT ETF | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab U.S. REIT ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. REIT ETF | VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab U.S. REIT ETF | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[1]
Schwab U.S. REIT ETF | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab U.S. REIT ETF | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab U.S. REIT ETF | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Schwab U.S. REIT ETF | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab U.S. REIT ETF | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab U.S. REIT ETF | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab U.S. REIT ETF | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab U.S. REIT ETF | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab U.S. REIT ETF | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab U.S. REIT ETF | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. REIT ETF | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. REIT ETF | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab U.S. REIT ETF | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab U.S. REIT ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Fundamental U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Fundamental U.S. Broad Market ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Broad Market ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Broad Market ETF | Berkshire Hathway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental U.S. Broad Market ETF | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Broad Market ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Broad Market ETF | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Broad Market ETF | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab Fundamental U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[1]
Schwab Fundamental U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab Fundamental U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
Schwab Fundamental U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
Schwab Fundamental U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
Schwab Fundamental U.S. Large Company ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Fundamental U.S. Large Company ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Fundamental U.S. Large Company ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental U.S. Large Company ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Large Company ETF | Berkshire Hathway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Large Company ETF | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Large Company ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental U.S. Large Company ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Large Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[1]
Schwab Fundamental U.S. Large Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[1]
Schwab Fundamental U.S. Large Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab Fundamental U.S. Large Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental U.S. Large Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab Fundamental U.S. Large Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental U.S. Large Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab Fundamental U.S. Large Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
Schwab Fundamental U.S. Small Company ETF | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Opendoor Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Travel And Leisure Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Urban Outfitters Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[1]
Schwab Fundamental U.S. Small Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental U.S. Small Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[1]
Schwab Fundamental U.S. Small Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Fundamental U.S. Small Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
Schwab Fundamental U.S. Small Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Fundamental International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental International Equity ETF | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental International Equity ETF | Total Energies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental International Equity ETF | Toyoto Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental International Equity ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
Schwab Fundamental International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab Fundamental International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab Fundamental International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Schwab Fundamental International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab Fundamental International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab Fundamental International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[1]
Schwab Fundamental International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab Fundamental International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab Fundamental International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Schwab Fundamental International Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
Schwab Fundamental International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab Fundamental International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Fundamental International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Fundamental International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.70%	[1]
Schwab Fundamental International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab Fundamental International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
Schwab Fundamental International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%	[1]
Schwab Fundamental International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab Fundamental International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Fundamental International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab Fundamental International Small Equity ETF | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | Sino Biopharmaceutical Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Spectris PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | HD Korea Shipbuilding and Offshore Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | CyberAgent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Toyo Tire Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | United Internet AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Doosan CO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
Schwab Fundamental International Small Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab Fundamental International Small Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab Fundamental International Small Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
Schwab Fundamental International Small Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
Schwab Fundamental International Small Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab Fundamental International Small Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab Fundamental International Small Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1],[2]
Schwab Fundamental International Small Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Fundamental International Small Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	32.00%	[1]
Schwab Fundamental International Small Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab Fundamental International Small Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab Fundamental International Small Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab Fundamental International Small Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Fundamental International Small Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab Fundamental International Small Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental International Small Equity ETF | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental International Small Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab Fundamental International Small Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental International Small Equity ETF | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental International Small Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Fundamental Emerging Markets Equity ETF | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Fundamental Emerging Markets Equity ETF | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Fundamental Emerging Markets Equity ETF | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Fundamental Emerging Markets Equity ETF | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Fundamental Emerging Markets Equity ETF | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA Petrobras Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA Petrobras Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental Emerging Markets Equity ETF | Ping An Insurance Group Co Of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental Emerging Markets Equity ETF | Industrial and Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1],[2]
Schwab Fundamental Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	35.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.